U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                      FORM 24f-2
           Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:  The Sports Funds Trust
                                  610 Pasteur Drive South #2
                                  Greensboro NC 27403

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):           [  ]

                 The Motorsports Associated Growth and Income Fund

3.     Investment Company Act File Number:     811-08563

       Securities Act File Number:             333-42583

4(a).     Last day of fiscal year for which this notice is filed:

                           September 22, 1999

4(b).  [ ]  Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due

4(c).  [X]  Check box if this is the last time the issuer will be filing this
            Form.

5.  CALCULATION OF REGISTRATION FEE:
(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):                   $            0.00

(ii)  Aggregate price of shares redeemed
      or repurchased during the fiscal year:                   $            0.00

(iii) Aggregate price of shares redeemed
      or repurchased during any prior fiscal year
      ending no earlier than October 11,1995 that
      were not previously used to reduce registration
      fees payable to the Commission:                          $            0.00

(iv)  Total available redemption credits
      [add items 5(ii) and 5(iii)]:                            $            0.00

(v)   Net Sales- if item 5(i) is greater than item 5(iv)
      [subtract item 5(iv) from item 5(i):                     $            0.00

(vi)  Redemption credits available for use in future
      years- if item 5(i) is less than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                    $            0.00

(vii) Multiplier for determining registration fee
      (See Instruction C.9):                                         x  .000278

(viii)Registration fee due [multiply Item 5(v) by item
      5(vii)] (enter "0" if no fee is due):                   =$           0.00

6.    Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the
amount of securities (number of shares or units) deducted here:     0        .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:          0     .

7.    Interest due- if this Form is being filed more than 90 days after
      the end of the issuer's fiscal year (see Instruction D):      + $    0.00

8.    Total of the amount of the registration fee due plus any interest
      due [line 5(viii) plus line 7]:                              = $     0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[ ]   Wire Transfer
[ ]   Mail or other means.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*        /s/Ken Melton
                                     Ken Melton, Secretary

Date:  October 28, 1999

* Please print the name and title of the signing officer below the signature.